FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Data Regarding US Dollar and Euro Exchange Rate and Israeli CPI
Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2019	NIS 3.456	NIS 3.878	224.67 points
2018	NIS 3.748	NIS 4.292	223.33 points
2017	NIS 3.467	NIS 4.153	221.57 points
Increase (decrease) during the year:
2019	(7.8)%	(9.6)%	0.6%
2018	8.1%	3.3%	0.8%
2017	(9.8)%	2.7%	0.4%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Schedule of Analysis of Linkage Terms of Financial Instruments Balances
Analysis of linkage terms of financial instruments balances

	December 31, 2019
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	35		264		299
Short term deposits			552		552
Trade receivables**	45	12	567		624
Other receivables			15		15

Non- current assets
Trade receivables			250		250
Total assets	80	12	1,648	-	1,740

Current liabilities
Current maturities of notes payable and
borrowings			366		366
Trade payables**	194	12	493	17	716
Payables in respect of employees			79		79
Other payables			12		12
Lease liabilities	1			130	131

Non- current liabilities
Notes payable			1,276		1,276
Borrowings from banks			138		138
Financial liability at fair value			28		28
Lease liabilities	3			483	486
Total liabilities	198	12	2,392	630	3,232

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	126
Set-off	(69)
Trade receivables, net	57

Trade payables gross amounts	275
Set-off	(69)
Trade payables, net	206

	December 31, 2018
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	*	*	416	416
Trade receivables**	54	14	588	656
Other receivables			11	11

Non- current assets
Trade receivables			260	260
Total assets	54	14	1,275	1,343

Current liabilities
Current maturities of notes payable and
borrowings			161	161
Trade payables**	126	14	571	711
Payables in respect of employees			73	73
Other payables			1	1

Non- current liabilities
Notes payable			1,012	1,012
Borrowings from banks			191	191
Total liabilities	126	14	2,009	2,149
* Representing an amount of less than 1 million.

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	141
Set-off	(73)
Trade receivables, net	68

Trade payables gross amounts	213
Set-off	(73)
Trade payables, net	140

Schedule of Details Regarding Derivative Financial Instruments
The following table describes the changes in the liability during 2019:

New Israeli Shekels in millions

Balance as at January 1, 2019	-
Issuance	37
Finance costs	7
Exercise	(16)
Balance as at December 31, 2019	28

Schedule of Maturities of Financial Liabilities
Maturities of financial liabilities as of December 31, 2019:

	2020	2021	2022	2023 to 2024	2025 and thereafter	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series D	109	109				218
Notes payable series F	204	204	204	409		1,021
Notes payable series G			35	70	245	350
Borrowing P	30	30	29			89
Borrowing Q	23	23	23	33		102
Expected interest payments of
long term borrowings and notes
payables	41	33	27	34	24	159
Lease liabilities (undiscounted)	141	118	99	165	162	685
Trade and other payables	800					800
Total	1,348	517	417	711	431	3,424

Schedule of Fair Values of Financial Instruments
Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2018			December 31, 2019
	Category	Carrying amount	Fair value	Interest rate used (***)	Carrying amount	Fair value	Interest rate used (***)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	416	416		299	299
Short term deposits	AC				552	552
Trade receivables	AC	916	916	4.52%	874	876	4.00%
Other receivables (**)	AC	11	11		16	16
Liabilities
Notes payable series D	AC	327	332	Market quote	218	219	Market quote
Notes payable series F	AC	794	786	Market quote	1,021	1,040	Market quote
Notes payable series G	AC				350	383	Market quote
Financial liability at fair value	FVTPL
	Level 3				28	28
Trade and other payables (**)	AC	785	785		800	800
Borrowing P	AC	118	120	1.54%	89	90	1.42%
Borrowing Q	AC	125	127	2.05%	102	105	1.42%
Lease liabilities	AC				617	623	2.12%
Derivative financial instruments	FVTPL
	Level 2	*	*		*	*

(*)      Representing an amount of less than NIS 1 million.
(**)    The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(***)  The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.